CONSOLIDATED STATEMENT OF EQUITY (Parentheticals)	12 Months Ended
	Dec. 31, 2015 € / shares shares	Dec. 31, 2014 € / shares shares	Dec. 31, 2013 € / shares shares	Dec. 31, 2015 € / shares	Dec. 31, 2013 € / shares
Common stock - Number of shares | shares	3,533,149,631
Common stock - Par value per share | € / shares	€ 0.3
Treasury stock - Number of shares | shares	1,076
Par value of ordinary shares distributed | € / shares	€ 0.3	€ 0.3		€ 0.3
Share options exercised - Par value per share option exercised | € / shares	€ 0.3	€ 0.3		0.3
Common stock - Number of shares | shares	9,147,151,527	3,533,149,631
Common stock - Par value per share | € / shares	€ 0.3	€ 0.3
Treasury stock - Number of shares | shares	2,001,463	1,076
Preferred Stock [Member]
Preferred stock - Number of shares | shares	12,639,831		25,000,000
Preferred stock - Par value per share | € / shares	€ 0.3		€ 0.3
Issuance of preferred stock - Par value per share | € / shares	€ 0.3	€ 0.3	€ 0.3	0.3
Preferred stock - Number of shares | shares	0	12,639,831
Preferred stock - Par value per share | € / shares	€ 0.3	€ 0.3
Greek State Preferred Stock [Member]
Preferred stock - Number of shares | shares	270,000,000		270,000,000
Preferred stock - Par value per share | € / shares	€ 5.0		€ 5.0
Issuance of preferred stock - Par value per share | € / shares	€ 5.0	€ 5.0	€ 5.0	5.0
Preferred stock - Number of shares | shares	0	270,000,000
Preferred stock - Par value per share | € / shares	€ 5.0	€ 5.0
Common Stock
Common stock - Number of shares | shares	3,533,149,631	2,396,785,994	956,090,482
Common stock - Par value per share | € / shares	€ 0.3	€ 0.3	€ 5.0
Issuance of common stock - Number of shares | shares	7,307,907,231	1,136,363,637	2,274,125,874
Par value of ordinary shares distributed | € / shares	€ 0.3	€ 0.3	€ 5.0	0.3	€ 0.3
Reduction of par value per share old price | € / shares					5.0
Reduction of par value per share new price | € / shares					1.0
Issuance of common shares due to acquisition of Eurobank | shares			270,510,718
Par value per share issued for acquisition | € / shares					1.0
Stock split convertion rate	0.07		0.1
Reduction of par value per share after reverse split new price | € / shares				0.3	0.3
Share options exercised - Par value per share option exercised | € / shares	€ 0.3	€ 0.3	€ 5.0	€ 0.3	0.3
Common stock - Number of shares | shares		3,533,149,631	2,396,785,994
Common stock - Par value per share | € / shares	€ 0.3	€ 0.3	€ 0.3
Preferred Stock
Purchase of preference shares | shares			(12,360,169)
Preferred Stock | Preferred Stock [Member]
Preferred stock - Number of shares | shares	12,639,831	12,639,831
Preferred stock - Par value per share | € / shares	€ 0.3	€ 0.3
Issuance of preferred stock - Par value per share | € / shares	€ 0.3	€ 0.3	€ 0.3		0.3
Preferred stock - Number of shares | shares		12,639,831	12,639,831
Preferred stock - Par value per share | € / shares		€ 0.3	€ 0.3
Preferred Stock | Greek State Preferred Stock [Member]
Preferred stock - Number of shares | shares	270,000,000	270,000,000
Preferred stock - Par value per share | € / shares	€ 5.0	€ 5.0
Issuance of preferred stock - Par value per share | € / shares	€ 5.0	€ 5.0	€ 5.0		€ 5.0
Preferred stock - Number of shares | shares		270,000,000	270,000,000
Preferred stock - Par value per share | € / shares		€ 5.0	€ 5.0
Additional Paid In Capital
Issuance of common stock - Number of shares | shares	8,911,608,218	1,136,363,637	2,274,125,874
Issuance of common shares due to acquisition of Eurobank | shares			270,510,718
Purchase of preference shares | shares			(12,360,169)
Treasury Stock
Treasury stock - Number of shares | shares	1,076	397,655	1,076
Treasury stock - Sales | shares	(65,824,717)	(33,095,326)	(9,770,521)
Treasury stock - Purchases | shares	67,825,104	32,698,747	10,167,100
Treasury stock - Number of shares | shares	2,001,463	1,076	397,655